GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
GEOGRAPHIC INFORMATION [Abstract]
Schedule of total revenues attributed to geographic areas
	Year ended December 31
	2013	2014	2015

North America (mainly U.S.)	$239,884	$292,409	$173,424
Europe	69,833	69,281	40,612
Other	15,791	27,041	6,914

	$325,508	$388,731	$220,950

Schedule of property and equipment attributed to geographic areas
	December 31,
	2014	2015

Israel	$9,952	$9,161
U.S.	1,460	3,071
Europe	768	482

	$12,180	$12,714